Disposition of a subsidiary - Reconciliation amounts of discontinued operations in statements of operations and other comprehensive income (loss) (Details) - Forest Food - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of the amounts of major classes of operations classified as discontinued operations
Revenue	$ 2,022,846	$ 1,803,816
Cost of revenues	(1,783,156)	(1,490,702)
Gross profit	239,690	313,114
Operating expenses	(221,586)	(479,182)
Income from operations	18,104	(166,068)
Other expenses	(69,875)	(79,201)
Income before income taxes	(51,771)	(245,269)
Provision for income taxes	419	(18,578)
Net loss from discontinued operations, net of tax	$ (51,352)	$ (263,847)